Fair Value Measurements - Schedule of change in fair value of derivative warrant liabilitiesPresent value of net minimum operating lease payments (Details) - PATHFINDER ACQUISITION CORPORATION [Member]
12 Months Ended
Dec. 31, 2021 USD ($)
Derivative warrant liabilities, beginning balance	$ 0
Issuance of Public and Private Warrants	16,340,000
Transfer of Public Warrants to Level 1	(8,710,000)
Transfer of Private Warrants to Level 2	(5,695,000)
Change in fair value of derivative warrant liabilities	(1,935,000)
Derivative warrant liabilities, ending balance	$ 0